BORROWINGS - Long-term bank borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Outstanding borrowings	¥ 16,468,489	¥ 4,459,363
Current portion according to the repayment schedule	2,426,643	724,006
Long-term portion	¥ 14,041,846	¥ 3,735,357
Weighted average interest rates	2.68%	3.14%
2-year
BORROWINGS
Borrowing Term	2 years	2 years
Outstanding borrowings	¥ 3,082,350	¥ 1,823,427
Current portion according to the repayment schedule	732,246	458,057
Long-term portion	¥ 2,350,104	¥ 1,365,370
Weighted average interest rates	2.27%	3.09%
3-year
BORROWINGS
Borrowing Term	3 years	3 years
Outstanding borrowings	¥ 7,164,390	¥ 591,500
Current portion according to the repayment schedule	889,640	57,114
Long-term portion	¥ 6,274,750	¥ 534,386
Weighted average interest rates	2.72%	2.91%
4-year
BORROWINGS
Borrowing Term	4 years	4 years
Outstanding borrowings	¥ 244,300	¥ 156,800
Current portion according to the repayment schedule	87,475	47,589
Long-term portion	¥ 156,825	¥ 109,211
Weighted average interest rates	2.25%	2.86%
5-year
BORROWINGS
Borrowing Term	5 years	5 years
Outstanding borrowings	¥ 1,587,901	¥ 1,045,270
Current portion according to the repayment schedule	376,612	103,350
Long-term portion	¥ 1,211,289	¥ 941,920
Weighted average interest rates	2.53%	3.16%
6-year
BORROWINGS
Borrowing Term	6 years	6 years
Outstanding borrowings	¥ 799,489	¥ 157,417
Current portion according to the repayment schedule	87,039
Long-term portion	¥ 712,450	¥ 157,417
Weighted average interest rates	2.83%	3.80%
7-year
BORROWINGS
Borrowing Term	7 years	7 years
Outstanding borrowings	¥ 2,522,591	¥ 365,615
Current portion according to the repayment schedule	210,171	57,896
Long-term portion	¥ 2,312,420	¥ 307,719
Weighted average interest rates	2.93%	2.95%
8-year
BORROWINGS
Borrowing Term	8 years	8 years
Outstanding borrowings	¥ 669,690
Current portion according to the repayment schedule	27,904
Long-term portion	¥ 641,786
Weighted average interest rates	3.31%
9-year
BORROWINGS
Borrowing Term	9 years	9 years
Outstanding borrowings	¥ 200,000
Current portion according to the repayment schedule	8,889
Long-term portion	¥ 191,111
Weighted average interest rates	3.19%
10-year
BORROWINGS
Borrowing Term	10 years	10 years
Outstanding borrowings	¥ 197,778	¥ 319,334
Current portion according to the repayment schedule	6,667
Long-term portion	¥ 191,111	¥ 319,334
Weighted average interest rates	3.04%	3.80%